Schedule of Contractual Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Rou Assets And Operating Lease Liabilities
2026	$ 41,216
2027	27,478
Total future lease payments	68,694
Less: imputed interest	(3,088)
Present value of lease obligations	$ 65,606	$ 102,153